Subsequent Events (Details) - Oct. 15, 2025 - Forecast [Member] $ in Millions	SGD ($) shares	$ / shares
Subsequent Events [Line Items]
Initial public offering | shares	1,250,000
Public offering price per share | $ / shares		$ 4
Gross proceeds | $	$ 5